STOCKHOLDERS’ EQUITY	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 12 – STOCKHOLDERS’ EQUITY

The Company filed a shelf registration statement on Form S-3 with the SEC, which was declared effective by the SEC on March 24, 2022 (the “2022 Shelf Registration Statement”). The 2022 Shelf Registration Statement provides the Company with the ability to issue common stock and other securities as described in the registration statement from time to time up to an aggregate amount of $224.6 million, dependent upon available shares.

In January 2023, Armistice Capital LLC and Alyeska Master Fund LLC agreed to buy a total of 4,796,206 shares of common stock at $1.75 per share plus warrants to purchase 4,796,206 shares of common stock with an exercise price equal to $2.00 per share The gross proceeds totaled $8,393,361 before costs of $737,385 were deducted.

On July 23, 2021, the Company entered into an At The Market Offering Agreement (the “2021 ATM”) with H.C. Wainwright & Co., LLC pursuant to which the Company may offer and sell from time to time to, at its option, up to an aggregate of $100 million of shares (amended to $3 million as at April 1, 2022) in of its common stock.

During the year ended March 31, 2022, the Company issued and sold 397,524 shares of its common stock (including 375,000 shares to Tiger Trading Partners L.L.C., see below) at an average price of $4.07 per share under the 2021 ATM for aggregate net proceeds of $1.6 million after deducting commissions and offering expenses payable by the Company.

During the year ended March 31, 2022, the Company agreed to sell 750,000 shares to Tiger Trading Partners L.L.C. (an affiliate of Tiger Management L.L.C. (a vehicle for the family office of Julian H. Robertson) at a price of $4 per share and gross proceeds of $3 million; 375,000 of the shares were sold within the 2021 ATM facility noted above, and 375,000 of the shares were sold in a direct issuance completed on February 10, 2022.

Stock options

A summary of option activity for the years ended March 31, 2023 and 2022 is presented below:

	Number of Options	Weighted Average Exercise Price	Weight Average remaining Contractual Term (years)
Balance at April 1, 2021	—	—
Granted	40,000	$3.98
Exercised	—	—
Forfeited	—	—
Expired	—	—
Balance at March 31, 2022	40,000	3.98	4.83
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—
Balance at March 31, 2023	40,000	$3.98	2.7
Vested and exercisable at March 31, 2023	40,000	$3.98	2.7

No stock options were granted during the fiscal year ended March 31, 2023.

On January 28, 2022, the Board of Directors granted its directors options to purchase 40,000 shares of common stock at an exercise price of $3.98 per share, which was the closing price of the Company’s common stock on the date of grant. The options were fully vested at grant and are exercisable for a period of five years from the date of grant. The fair value of the stock options was determined to be $133,529 using a Black-Scholes Option Pricing Model with the following assumptions:

Stock Price	$3.98
Exercise Price	$3.98
Term	5 years
Volatility	122.52%
Expected dividend yield (%)	—
Discount Rate (Bond Equivalent Yield)	2.28%

Stock Warrants

A summary of warrant activity for the years ended March 31, 2023 and 2022 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weight Average remaining Contractual Term (years)
Balance at April 1, 2021	1,939,990	$6.30	4.62
Granted	—		—
Exercised	(366,892)	8.08	4.08
Forfeited	—		—
Expired	—		—
Balance at March 31, 2022	1,573,098	6.64	4.07
Granted	4,796,206	2.00	5.00
Exercised	—		—
Forfeited	—		—
Expired	—	5.00	—
Balance at March 31, 2023	6,369,304	$2.7	4.87
Vested and exercisable at March 31, 2023	6,369,304	$2.7	4.87